Expense Example, No Redemption - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 29, 2023 USD ($)
Fidelity Advisor Climate Action Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,072
5 Years	1,490
10 Years	2,652
Fidelity Advisor Climate Action Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	906
5 Years	1,351
10 Years	2,585
Fidelity Advisor Climate Action Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	743
5 Years	1,325
10 Years	2,740
Fidelity Advisor Climate Action Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	423
5 Years	781
10 Years	1,788
Fidelity Advisor Climate Action Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	377
5 Years	701
10 Years	$ 1,621